Commitments - Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Jackson (US insurance operations) | Investments in limited partnerships
Contractual obligations and unfunded commitments
Amount committed	$ 889	$ 846
Jackson (US insurance operations) | Commercial mortgage loans and other fixed maturities
Contractual obligations and unfunded commitments
Amount committed	796	440
Asia | Investments in infrastructure funds and alternative investment funds
Contractual obligations and unfunded commitments
Amount committed	$ 2,013	$ 1,554